Comprehensive Income - Schedule of Accumulated Other Comprehensive Loss (Detail) - USD ($) $ in Millions	6 Months Ended	12 Months Ended
	Mar. 31, 2020	Sep. 30, 2019	Sep. 30, 2018	Sep. 30, 2017
AOCI Including Portion Attributable to Noncontrolling Interest, Net of Tax [Roll Forward]
Beginning balance	$ (269)	$ (320)	$ 308	$ 210
Other comprehensive (loss) income		(50)	(9)	38
Amounts reclassified from accumulated other comprehensive income				(1)
Ending balance	(285)	(269)	(320)	308
Historical foreign currency translation related to intra-entity transactions		0	0	(19)
Foreign Currency Translation Loss
AOCI Including Portion Attributable to Noncontrolling Interest, Net of Tax [Roll Forward]
Beginning balance	(218)	(184)	(171)	(201)
Other comprehensive (loss) income	(8)	(34)	(13)	30
Amounts reclassified from accumulated other comprehensive income				0
Ending balance	(226)	(218)	(184)	(171)
Minimum Pension Liability Adjustment
AOCI Including Portion Attributable to Noncontrolling Interest, Net of Tax [Roll Forward]
Beginning balance	(14)	(9)	(10)	(17)
Other comprehensive (loss) income		(5)	1	8
Amounts reclassified from accumulated other comprehensive income				(1)
Ending balance	(14)	(14)	(9)	(10)
Deferred Gains (Losses) On Derivative Financial Instruments
AOCI Including Portion Attributable to Noncontrolling Interest, Net of Tax [Roll Forward]
Beginning balance	(8)	3	0	0
Other comprehensive (loss) income	(20)	(11)	3	0
Amounts reclassified from accumulated other comprehensive income				0
Ending balance	(28)	(8)	3	0
Accumulated Other Comprehensive Loss
AOCI Including Portion Attributable to Noncontrolling Interest, Net of Tax [Roll Forward]
Beginning balance	(240)	(190)	(181)	(218)
Other comprehensive (loss) income	(28)
Ending balance	$ (268)	$ (240)	$ (190)	$ (181)